Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Prepaid expenses and other current assets

10.	Prepaid expenses and other current assets

	December 31,
	2024	2023
	$	$
Prepaid insurance	1,700	81
Prepaid research and development	516	97
Other	210	112
	2,426	290

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)